Note 4 - Fully Benefit-Responsive Investment Contract (Details Textual) - EBP 20-2451671 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract, Description	The Lincoln Stable Value Fixed Account (Fixed Account) is a fully benefit-responsive investment contract issued by the Lincoln National Life Insurance Company with the backing of their general account.
EBP, Fully Benefit-Responsive Investment Contract, Limitation on Transacting at Contract Value, Not Probable [true false]	true